Investments	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Investments
Investments

On November 28, 2018, the Company completed the Aetna Acquisition. Prior to the Aetna Acquisition Date, the Company’s short term investments balance was comprised of certificates of deposit with initial maturities of greater than three months when purchased that mature in less than one year from the balance sheet date. These investments totaled $111 million as of December 31, 2017 and were classified as available for sale. In addition, the Company had $112 million of additional long-term investments as of December 31, 2017 which primarily consisted of cost method and equity method investments. Since the total amount of investments prior to the Aetna Acquisition was not material to the consolidated financial statements, the Company will include additional disclosures for investments on a prospective basis starting from the Aetna Acquisition Date.

Total investments at December 31, 2018 were as follows:

In millions	Current	Long-term	Total
Debt securities available for sale	$2,359	$12,896	$15,255
Mortgage loans	145	1,216	1,361
Other investments	18	1,620	1,638
Total investments	$2,522	$15,732	$18,254

At December 31, 2018, the Company held investments of $531 million related to the 2012 conversion of an existing group annuity contract from a participating to a non-participating contract. The conversion occurred prior to the Aetna Acquisition. These investments are included in the total investments of large case pensions supporting non-experience-rated products. Although these investments are not accounted for as Separate Accounts assets, they are legally segregated and are not subject to claims that arise out of the Company’s business and only support future policy benefits obligations under that group annuity contract.
Debt Securities

Debt securities available for sale at December 31, 2018 were as follows:

In millions	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
Debt securities:
U.S. government securities	$1,662	$26	$—	$1,688
States, municipalities and political subdivisions	2,370	30	(1)	2,399
U.S. corporate securities	6,444	61	(16)	6,489
Foreign securities	2,355	31	(3)	2,383
Residential mortgage-backed securities	567	10	—	577
Commercial mortgage-backed securities	594	11	—	605
Other asset-backed securities	1,097	3	(15)	1,085
Redeemable preferred securities	30	—	(1)	29
Total debt securities (1)	$15,119	$172	$(36)	$15,255

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(1)
Investment risks associated with the Company’s experience-rated products generally do not impact the Company’s consolidated results of operations. At December 31, 2018, debt securities with a fair value of $916 million, gross unrealized capital gains of $12 million and gross unrealized capital losses of $2 million were included in total debt securities, but support experience-rated products.

The fair value of debt securities at December 31, 2018 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid, or the Company intends to sell a security prior to maturity.

In millions	Amortized Cost	Fair Value
Due to mature:
Less than one year	$901	$902
One year through five years	5,489	5,521
After five years through ten years	2,973	2,999
Greater than ten years	3,498	3,566
Residential mortgage-backed securities	567	577
Commercial mortgage-backed securities	594	605
Other asset-backed securities	1,097	1,085
Total	$15,119	$15,255

Mortgage-Backed and Other Asset-Backed Securities
All of the Company’s residential mortgage-backed securities at December 31, 2018 were issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and carry agency guarantees and explicit or implicit guarantees by the United States Government. At December 31, 2018, the Company’s residential mortgage-backed securities had an average credit quality rating of AAA and a weighted average duration of 4.8 years.

The Company’s commercial mortgage-backed securities have underlying loans that are dispersed throughout the United States. Significant market observable inputs used to value these securities include loss severity and probability of default.  At December 31, 2018, these securities had an average credit quality rating of AAA and a weighted average duration of 6.3 years.

The Company’s other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables, home equity loans and commercial loans). Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default. At December 31, 2018, these securities had an average credit quality rating of AA and a weighted average duration of 1.3 years.
Summarized below are the debt securities the Company held at December 31, 2018 that were in an unrealized capital loss position:

In millions, except number of securities	Number of Securities	Fair Value	Unrealized Losses
Debt securities:
U.S. government securities	8	$26	$—
States, municipalities and political subdivisions	54	86	1
U.S. corporate securities	1,399	1,431	16
Foreign securities	243	314	3
Residential mortgage-backed securities	45	1	—
Other asset-backed securities	516	528	15
Redeemable preferred securities	14	23	1
Total debt securities	2,279	$2,409	$36

Since Aetna’s investment portfolio was measured at fair value as of the Aetna Acquisition Date, each of the securities in the table above were in an unrealized loss position for less than 12 months. The Company reviewed the securities in the table above and concluded that they are performing assets generating investment income to support the needs of the Company’s businesses. In performing this review, the Company considered factors such as the quality of the investment security based on research performed by the Company’s internal credit analysts and external rating agencies and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery. As of December 31, 2018, the Company did not intend to sell these securities, and did not believe it was more likely than not that it would be required to sell these securities prior to anticipated recovery of their amortized cost basis.

The maturity dates for debt securities in an unrealized capital loss position at December 31, 2018 were as follows:

	Supporting experience-rated products		Supporting remaining products		Total
In millions	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$21	$—	$308	$—	$329	$—
One year through five years	36	2	557	5	593	7
After five years through ten years	47	—	492	9	539	9
Greater than ten years	49	—	370	5	419	5
Residential mortgage-backed securities	—	—	1	—	1	—
Other asset-backed securities	4	—	524	15	528	15
Total	$157	$2	$2,252	$34	$2,409	$36

Mortgage Loans

The Company’s mortgage loans are collateralized by commercial real estate. From the Aetna Acquisition Date through December 31, 2018, the Company had the following activity in its mortgage loan portfolio:

In millions
New mortgage loans	$4
Mortgage loans fully-repaid	27
Mortgage loans foreclosed	—

The Company assesses mortgage loans on a regular basis for credit impairments, and annually assign a credit quality indicator to each loan.  The Company’s credit quality indicator is internally developed and categorizes its portfolio on a scale from 1 to 7.  These indicators are based upon several factors, including current loan-to-value ratios, property condition, market trends, creditworthiness of the borrower and deal structure. The vast majority of the Company’s mortgage loans fall into categories 2 to 4.

•	Category 1 - Represents loans of superior quality

•	Categories 2 to 4 - Represents loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.

•	Categories 5 and 6 - Represents loans where credit risk is not substantial, but these loans warrant management’s close attention.

•	Category 7 - Represents loans where collections are potentially at risk; if necessary, an impairment is recorded.

Based upon the most recent assessments at December 31, 2018, the Company’s mortgage loans were given the following credit quality indicators:

In millions, except credit ratings indicator
1	$42
2 to 4	1,301
5 and 6	18
7	—
Total	$1,361

At December 31, 2018 scheduled mortgage loan principal repayments were as follows:

In millions
2019	$145
2020	109
2021	269
2022	228
2023	83
Thereafter	527
Total	$1,361

Net Investment Income

Sources of net investment income for the year ended December 31, 2018 were as follows:

In millions
Debt securities	$637
Mortgage loans	6
Other investments	17
Gross investment income	660
Investment expenses	(3)
Net investment income (excluding net realized capital gains or losses)	657
Net realized capital gains	3
Net investment income (1)	$660

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(1)	Net investment income in 2018 includes $4 million related to investments supporting experience-rated products.

The Company’s net investment income was $21 million and $20 million in 2017 and 2016, respectively, relating to interest income on debt securities. The Company did not have any material realized capital gains or losses during 2017 or 2016.
The portion of unrealized capital gains and losses recognized during the year ended December 31, 2018 related to investments in equity securities held as of December 31, 2018 was not material.

Excluding amounts related to experience-rated products, proceeds from the sale of available for sale debt securities and the related gross realized capital gains and losses from the Aetna Acquisition Date through December 31, 2018 were as follows:(1)

In millions
Proceeds from sales	$389
Gross realized capital gains	2
Gross realized capital losses	(2)

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(1)
The proceeds from sales and gross realized capital gains and losses exclude the impact of the sales of short-term debt securities which primarily relate to the Company’s investments in mutual funds. These investments were excluded from the disclosed amounts because they represent an immaterial amount of aggregate gross realized capital gains or losses and have a high volume of sales activity.